Shareholders’ equity	6 Months Ended
Jun. 30, 2025
Equity [abstract]
Shareholders’ equity	Shareholders’ equityNote 13.1. Share capital issued
The Group manages its capital to ensure that it will be able to continue as a going concern while maximizing the return to shareholders through the optimization of the debt and equity balance.
As of June 30, 2025, the Group’s share capital amounted to €635 thousand divided into 63,471,933 ordinary shares issued with a par value of €0.01 each, fully paid up, after taking into account the various capital increases that took place since inception.
Share capital does not include founders’ share subscription warrants (“bons de souscription de parts de créateur d’entreprise” or
“BCE”), share subscription warrants (“Bons de souscription d’actions,” or “BSA”) and free shares (“Attributions gratuites d’actions,”
or “AGA”) that have been granted to certain investors or natural persons, both employees and non-employees of the Group, but not yet exercised.
The Group held none of its own shares as of December 31, 2024 and June 30, 2025.
The number of outstanding ordinary shares was 63,347,837 and 63,471,933 as of December 31, 2024 and June 30, 2025, respectivelyNote 13.2. Change in share capital
The increase in the share capital for the period ended June 30, 2025 relates to the vesting of 124,096 AGAs, resulting in the issuance of 124,096 ordinary shares with a par value of €0.01 per share (see Note 14).
Distribution of dividends
The Group did not distribute any dividends for any of the periods presented, does not have any present plan to pay any cash dividends on its equity securities in the foreseeable future and currently intends to retain all available funds and any future earnings to operate and expand its business.